Cardiothoracic Closure Business Divestiture	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cardiothoracic Closure Business Divestiture
9. Cardiothoracic Closure Business Divestiture
The Company completed the sale of substantially all of the assets related to its Cardiothoracic closure business (the “CT Business”) to A&E Advanced Closure Systems, LLC (a subsidiary of A&E Medical Corporation) (“A&E”) pursuant to an Asset Purchase Agreement between the Company and A&E, dated August 3, 2017 (the “Asset Purchase Agreement”). The CT Business was part of the OEM Businesses, and accordingly is presented in discontinued operations.
The total cash consideration received by the Company under the Asset Purchase Agreement was composed of $54,000, $3,000 of which was held in escrow (the “Escrow Amount”) to satisfy possible indemnification obligations, of which there were none. As such, the Company earned and received the $3,000 cash consideration in the third quarter of 2018. An additional $5,000 in contingent cash consideration is earned if A&E reaches certain revenue milestones (the “Contingent Consideration”). The Company also earned and received an additional $1,000 in consideration for successfully obtaining certain U.S. Food and Drug Administration (“FDA”) regulatory clearance. As a part of the transaction, the Company also entered into a multi-year Contract Manufacturing Agreement with A&E (the “Contract Manufacturing Agreement”). Under the Contract Manufacturing Agreement, the Company agreed to continue to support the CT Business by manufacturing existing products and engineering, developing, and manufacturing potential future products for A&E. The Company elected to account for the Contingent Consideration arrangement including the Escrow Amount, as a gain contingency in accordance with ASC 450
,
Contingencies
 (“ASC 450”).
 As such, the Contingent Consideration and Escrow Amount were excluded in measuring the fair value of the consideration to be received in connection with the transaction.
The calculation of the gain on the CT Business divestiture is as follows and is included in discontinued operations:

Proceeds from cardiothoracic closure business divestiture	$51,000
Inventories—net	(2,893)
Property, plant and equipment—net	(1,299)
Goodwill	(8,645)
Other intangible assets—net	(280)
Cardiothoracic closure business divestiture expenses	(3,793)

Gain on cardiothoracic closure business divestiture	$34,090